Borrowings (Details) - Schedule of future maturities of long-term borrowings - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of future maturities of long-term borrowings [Abstract]
2023	$ 951,045
2024	2,517,131
2025	875,531
2026	803,301
2027	11,908,790
Thereafter	3,522,996
Total long-term borrowings	$ 20,578,794	$ 7,085,321